EATON VANCE NEXTSHARES TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance NextShares Trust (the “Registrant”) on behalf of Eaton Vance Stock NextShares (the “Fund”) (1933 Act File No. 333-197733) certifies (a) that the forms of prospectus and statement of additional information dated May 1, 2020 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 15 (“Amendment No. 15”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 15 was filed electronically with the Commission (Accession No. 0000940394-20-000821) on April 27, 2020.

EATON VANCE NEXTSHARES TRUST on behalf of Eaton Vance Stock NextShares

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Secretary

Date: May 4, 2020